Summary of Significant Accounting Policies (Tables) (Superior Living SDN. BHD.)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Schedule of Dis-aggregated Information of Revenues

Disaggregated information of revenues by products are as follows:

	For the three months ended
	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)

Ionized Cal-Mag	$-	$55,493
Omega Blend	-	68,689
Young Formula	-	116,979
Organic Youth Care Cleansing Bar	-	17,675
Trim+	-	65,295
Lipomask	-	140,166
Total revenues	$-	$464,297

Disaggregated information of revenues by products are as follows:

	For the six months ended		For the years ended
	December 31, 2019	December 31, 2018	June 30, 2019	June 30, 2018
		(Unaudited)

Survivor Select	$-	$204,138	$203,815	$104,656
Energized Mineral Concentrate	100,270	222,789	361,092	66,573
Ionized Cal-Mag	-	-	55,731	43,124
Omega Blend	68,927	97,170	165,999	68,561
BetaMaxx	67,789	87,793	211,280	126,191
Iron	-	2,813	2,809	20,270
Young Formula	-	-	117,480	57,630
Organic Youth Care Cleansing Bar	17,206	-	17,751	-
Energetique Hyaluronic Acid Serum	175,170	-	-	-
Trim+	-	-	198,862	-
Lipomask	-	70,585	211,238	-
Total revenues	$429,362	$685,288	$1,546,057	$487,005

Superior Living SDN. BHD. [Member]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives are as follows:
Useful Life

Computer and office equipment	5-7 years
Furniture & fixtures	6-7 years
Leasehold improvements	Lease Term
Vehicle	5 years
The estimated useful lives are as follows:
Useful Life

Computer and office equipment	5-7 years
Furniture & fixtures	6-7 years
Leasehold improvements	Lease Term
Vehicle	5 years

Schedule of Estimated Useful Lives of Intangible Assets	Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:
Classification	Useful Life

Computer software	5 years
Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:
Classification	Useful Life

Computer software	5 years

Schedule of Dis-aggregated Information of Revenues

Disaggregated information of revenues by products are as follows:

	For the Three Months Ended
	March 31, 2020	March 31, 2019

Survivor Select	$150,120	$23,382
Energized Mineral Concentrate	133,529	111,899
Ionized Cal-Mag	39,353	13,912
Omega Blend	299,007	385,001
BetaMaxx	165,187	42,549
Vege Fruit Fiber	66,286	23,520
Iron	6,810	-
Young Formula	30,093	213,300
Organic Youth Care Cleansing Bar	19,304	53,747
Mitogize	111,632	58,060
No. 1 MED	66,156	102,348
Energetique	139,604	-
Trim+	14,171	186,882
Total revenues	$1,241,252	$1,214,600

Disaggregated information of revenues by products are as follows:

	For the years ended
	December 31, 2019	December 31, 2018

Survivor Select	$243,075	$2,520,204
Energized Mineral Concentrate	599,642	3,004,479
Ionized Cal-Mag	94,535	1,116,437
Omega Blend	723,443	1,666,296
BetaMaxx	217,025	2,490,573
Vege Fruit Fiber	167,566	751,073
Iron	-	71,790
Young Formula	394,767	1,766,914
Organic Youth Care Cleansing Bar	237,530	87,025
Mitogize	254,622	375,724
No. 1 MED	440,145	543,247
Trim+	767,009	-
Total revenues	$4,139,359	$14,393,762